SHARE CAPITAL - Share-based compensation related to RSUs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Consideration for each other equity instruments exercised	$ 0
Restricted share units
SHARE CAPITAL
Expensed to the statement of income and comprehensive income	508,995	$ 17,306
Capitalized to exploration and evaluation assets	84,836	2,884
Share based compensation	$ 593,831	$ 20,190